LEASES (Tables)	6 Months Ended
Jun. 30, 2026
Presentation of leases for lessee [abstract]
Summary of Carrying Amounts of Group's Right-of-use Assets and Lease Liabilities
Below are the carrying amounts of the Company’s right-of-use assets and lease liabilities and the movements during the periods presented:

	Right-of-Use Assets	Lease Liabilities
As of January 1, 2026	4,207	4,787
Amortization of right-of-use assets (Note 20)	(639)	—
Interest expense	—	156
Payments	—	(788)
Translation differences	(17)	(29)
As of June 30, 2026	3,551	4,126

As of January 1, 2025	4,632	5,032
Additions including adjustments arising as a result of an extension of lease term	509	509
Amortization of right-of-use assets (Note 20)	(570)	—
Interest expense	—	152
Payments	—	(615)
Translation differences	192	215
As of June 30, 2025	4,763	5,293